Taxation - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision	€ 905	€ 858
Unused tax losses for which deferred tax asset recognised or not	1,352	4,649
Unused tax credits for which deferred tax asset recognised or not	893	785
Decrease in unused tax losses due to liquidation	3,356
Unused tax losses for which no deferred tax asset recognised	668	4,247
Unused tax credits for which no deferred tax asset recognised	448	418
Tax losses for which deferred tax has not been recognized and which have a date to expire	196	254
Other deductible temporary differences for which no deferred tax asset recognised	269	1,651
Other deductible temporary differences for which no deferred tax asset recognised, interest expense	199	1,583
Other deductible temporary differences for which no deferred tax asset recognised, decrease due to liquidation of entity concerned	1,387
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	2,420	2,247
India
Disclosure Of Income Tax (Credit) [Line Items]
Uncertain tax provision, amortisation of intangible assets	€ 374	€ 282